UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           February 12, 2010
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $  503,860 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101      1,787           21,614    SOLE                     8,714           0        12,900
A T & T INC (NEW)      COMMON   00206R102     21,752          776,025    SOLE                   294,237           0       481,788
AETNA INC NEW COM      COMMON   00817Y108     24,003          757,186    SOLE                   280,115           0       477,071
ALLSTATE CORP COM      COMMON   020002101      1,665           55,423    SOLE                    22,723           0        32,700
AMERICAN ELECTRIC POW  COMMON   025537101     23,146          665,316    SOLE                   254,416           0       410,900
AMERICAN EXPRESS CO    COMMON   025816109      1,895           46,755    SOLE                    20,747           0        26,008
AMGEN INC COM          COMMON   031162100      1,556           27,502    SOLE                    11,702           0        15,800
BEST BUY INC COM       COMMON   086516101      1,556           39,444    SOLE                    16,619           0        22,825
BOEING CO COM          COMMON   097023105     22,269          411,407    SOLE                   155,471           0       255,936
CAMPBELL SOUP CO COM   COMMON   134429109      1,590           47,034    SOLE                    19,334           0        27,700
CISCO SYS INC COM      COMMON   17275R102      1,630           68,101    SOLE                    27,301           0        40,800
CLOROX CO COM          COMMON   189054109      1,582           25,933    SOLE                    10,808           0        15,125
CORNING INC COM        COMMON   219350105     24,718        1,280,069    SOLE                   476,443           0       803,626
DISNEY WALT PRODTNS    COMMON   254687106      1,758           54,517    SOLE                    23,917           0        30,600
DU PONT E I DE NEMOUR  COMMON   263534109     21,468          637,589    SOLE                   250,119           0       387,470
EXXON MOBIL CORP COM   COMMON   30231G102     18,302          268,401    SOLE                    96,913           0       171,487
GENERAL ELEC CO        COMMON   369604103     22,382        1,479,315    SOLE                   621,237           0       858,078
GOLDMAN SACHS GROUP I  COMMON   38141G104     22,158          131,239    SOLE                    56,934           0        74,305
GOODRICH CORP COM      COMMON   382388106     25,762          400,972    SOLE                   160,155           0       240,817
GOOGLE INC CL A        COMMON   38259P508      1,947            3,141    SOLE                     1,301           0         1,840
HARLEY DAVIDSON INC C  COMMON   412822108      1,620           64,281    SOLE                    30,781           0        33,500
HEINZ H J CO COM       COMMON   423074103      1,576           36,865    SOLE                    15,265           0        21,600
HEWLETT PACKARD CO CO  COMMON   428236103     24,164          469,119    SOLE                   191,689           0       277,430
HONEYWELL INTL INC CO  COMMON   438516106      1,548           39,483    SOLE                    16,983           0        22,500
I B M                  COMMON   459200101      1,638           12,510    SOLE                     5,210           0         7,300
INGERSOLL-RAND PLC     COMMON   G47791101     27,872          779,849    SOLE                   288,101           0       491,748
INTEL CORP COM         COMMON   458140100      1,560           76,473    SOLE                    31,848           0        44,625
JOHNSON & JOHNSON      COMMON   478160104      1,541           23,917    SOLE                     9,417           0        14,500
JP MORGAN CHASE & CO   COMMON   46625H100     22,446          538,669    SOLE                   239,484           0       299,185
MCCORMICK & CO INC CO  COMMON   579780206     21,427          593,045    SOLE                   225,030           0       368,015
MERCK & COMPANY        COMMON   58933Y105      1,958           53,587    SOLE                    23,287           0        30,300
MICROSOFT              COMMON   594918104     25,321          830,734    SOLE                   320,229           0       510,505
NUCOR CORP COM         COMMON   670346105      1,874           40,181    SOLE                    16,981           0        23,200
ORACLE SYS CORP        COMMON   68389X105      1,702           69,370    SOLE                    29,070           0        40,300
PFIZER INC             COMMON   717081103     21,721        1,194,138    SOLE                   462,081           0       732,057
RAYTHEON CO COM NEW    COMMON   755111507      1,670           32,413    SOLE                    13,613           0        18,800
STARBUCKS CORP COM     COMMON   855244109     29,364        1,273,363    SOLE                   544,766           0       728,597
SYSCO CORP COM         COMMON   871829107     22,123          791,802    SOLE                   313,096           0       478,706
TEXAS INSTRS INC COM   COMMON   882508104      1,823           69,935    SOLE                    28,035           0        41,900
TIME WARNER INC COM    COMMON   887317303      1,619           55,570    SOLE                    24,470           0        31,100
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     20,054          242,199    SOLE                    94,590           0       147,609
VAN KAMPEN MUN TR SH   MUTUAL   920919107        162           12,456    SOLE                    12,456           0             0
VERIZON COMMUNICATION  COMMON   92343V104     21,261          641,739    SOLE                   217,866           0       423,873
WAL MART STORES INC    COMMON   931142103      1,636           30,615    SOLE                    12,315           0        18,300
WESTERN UN CO COM      COMMON   959802109      1,549           82,151    SOLE                    38,851           0        43,300
YAHOO INC COM          COMMON   984332106      1,704          101,557    SOLE                    39,657           0        61,900
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